ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total current assets	$ 261,425	$ 247,665
TOTAL ASSETS	343,867	361,468
Total current liabilities	104,052	87,610
Total liabilities	104,432	91,410
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	201,088	184,788
Total non-current assets	27,499	63,187
TOTAL ASSETS	228,587	247,975
Total current liabilities	98,973	83,573
Total non-current liabilities	380	3,800
Total liabilities	99,353	87,373
Non VIE [Member]
Variable Interest Entity [Line Items]
Total current assets	60,337	62,877
Total non-current assets	54,943	50,616
TOTAL ASSETS	115,280	113,493
Total current liabilities	5,079	4,037
Total non-current liabilities
Total liabilities	$ 5,079	$ 4,037